UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04719
                                                     ---------

                              GAMCO Westwood Funds
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
         --------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                   Date of reporting period: December 31, 2007
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


GAMCO WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2007 (UNAUDITED)
================================================================================
                                                                   MARKET
     SHARES                                                         VALUE
     ------                                                        ------
             COMMON STOCKS -- 76.3%
             AEROSPACE -- 0.1%
      3,000  Herley Industries Inc.+                            $     41,250
        500  Innovative Solutions & Support Inc.+                      4,845
                                                                ------------
                                                                      46,095
                                                                ------------
             AGRICULTURE -- 0.5%
        225  J.G. Boswell Co.                                        228,375
        240  Limoneira Co.                                            53,520
                                                                ------------
                                                                     281,895
                                                                ------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.8%
        200  Amerityre Corp.+                                            284
     50,000  Earl Scheib Inc.+                                       175,000
     24,000  Midas Inc.+                                             351,840
     21,000  Proliance International Inc.+                            37,800
      1,000  Puradyn Filter Technologies Inc.+                           400
    197,700  Standard Motor Products Inc.                          1,613,232
                                                                ------------
                                                                   2,178,556
                                                                ------------
             AVIATION: PARTS AND SERVICES -- 1.8%
      8,000  CPI Aerostructures Inc.+                                 69,600
        800  Curtiss-Wright Corp.                                     40,160
      6,200  Kaman Corp.                                             228,222
    265,410  The Fairchild Corp., Cl. A+                             690,066
                                                                ------------
                                                                   1,028,048
                                                                ------------
             BROADCASTING -- 2.4%
     50,000  Acme Communications Inc.                                136,500
     25,000  Beasley Broadcast Group Inc., Cl. A                     130,000
     44,000  Crown Media Holdings Inc., Cl. A+                       286,000
     25,000  Equity Media Holdings Corp.+                             80,750
     10,000  Fisher Communications Inc.+                             379,600
        924  Granite Broadcasting Corp.+                              23,110
     23,000  Gray Television Inc.                                    184,460
     20,000  ION Media Networks Inc.+                                 25,800
      8,000  Salem Communications Corp., Cl. A                        52,720
     40,000  Young Broadcasting Inc., Cl. A+                          42,000
                                                                ------------
                                                                   1,340,940
                                                                ------------
             BUILDING AND CONSTRUCTION -- 0.5%
      4,000  Huttig Building Products Inc.+                           13,960
     10,000  Material Sciences Corp.+                                 74,300
      6,200  The Monarch Cement Co.                                  187,550
                                                                ------------
                                                                     275,810
                                                                ------------
             BUSINESS SERVICES -- 3.4%
    150,000  AMICAS Inc.+                                            399,000
     28,000  ANC Rental Corp.+                                             6
     99,000  Edgewater Technology Inc.+                              722,700
     57,500  Nashua Corp.+                                           668,150
        804  National Stock Yards Co.                                147,132
     10,000  PubliCARD Inc.+                                              70
        500  StarTek Inc.+                                             4,655
                                                                ------------
                                                                   1,941,713
                                                                ------------
             CABLE -- 0.0%
     90,000  Adelphia Communications Corp., Cl. A+ (a)                     0
     90,000  Adelphia Communications Corp., Cl. A, Escrow+ (a)             0
      2,500  Outdoor Channel Holdings Inc.+                           17,250
                                                                ------------
                                                                      17,250
                                                                ------------
             COMMUNICATIONS EQUIPMENT -- 0.2%
          1  CommScope Inc.+                                              27
     10,000  Communications Systems Inc.                             118,900
     40,000  ViewCast.com Inc.+                                       14,400
                                                                ------------
                                                                     133,327
                                                                ------------
             COMPUTER SOFTWARE AND SERVICES -- 0.6%
     19,000  Furmanite Corp.+                                        224,200
      1,910  Gemalto NV+                                              60,054
        834  Prosoft Learning Corp.+                                       4
    850,000  StorageNetworks Inc., Escrow+ (a)                        25,500
      3,000  Tyler Technologies Inc.+                                 38,670
                                                                ------------
                                                                     348,428
                                                                ------------
             CONSUMER PRODUCTS -- 1.7%
     68,000  Adams Golf Inc.+                                        153,000
      1,000  Ducati Motor Holding SpA, ADR+                           20,850
      5,000  Levcor International Inc.+                                1,500
      4,500  Marine Products Corp.                                    31,545
        300  National Presto Industries Inc.                          15,798
    133,400  Schiff Nutrition International Inc.                     765,716
     41,530  Syratech Corp.+                                             415
                                                                ------------
                                                                     988,824
                                                                ------------
             CONSUMER SERVICES -- 0.0%
      1,000  Collectors Universe Inc.                                 12,340
                                                                ------------
             DIVERSIFIED INDUSTRIAL -- 5.5%
      6,500  Ampco-Pittsburgh Corp.                                  247,845
        200  Burnham Holdings Inc., Cl. A                              2,890
     25,000  Haulotte Group                                          748,571
     30,000  Hawk Corp., Cl. A+                                      540,600
     94,000  Katy Industries Inc.+                                   188,000
      2,000  Lindsay Corp.                                           141,380
     80,000  Magnetek Inc.+                                          342,400
     10,000  RWC Inc.+                                                17,500
    431,000  Stamford Industrial Group Inc.+                         538,750
     36,800  Tech/Ops Sevcon Inc.                                    276,000
     24,000  WHX Corp.+                                               91,200
                                                                ------------
                                                                   3,135,136
                                                                ------------
             EDUCATIONAL SERVICES -- 0.0%
        600  Universal Technical Institute Inc.+                      10,200
                                                                ------------
             ELECTRONICS -- 3.2%
     50,000  Alliance Semiconductor Corp.                             80,000
      1,200  Bel Fuse Inc., Cl. A                                     41,388
     65,200  California Micro Devices Corp.+                         302,528
     16,000  CTS Corp.                                               158,880
     71,400  IntriCon Corp.+                                         888,930
      5,000  Methode Electronics Inc.                                 82,200
     20,000  SIRIT Inc.+                                               5,370
     20,000  Stoneridge Inc.+                                        160,800
        178  Trimble Navigation Ltd.+                                  5,395
      3,500  Zoran Corp.+                                             78,785
                                                                ------------
                                                                   1,804,276
                                                                ------------
             ENERGY AND UTILITIES: ELECTRIC -- 0.7%
      3,000  Maine & Maritimes Corp.+                                 99,750
     10,550  Unitil Corp.                                            299,620
                                                                ------------
                                                                     399,370
                                                                ------------
             ENERGY AND UTILITIES: INTEGRATED -- 1.9%
     25,000  Aquila Inc.+                                             93,250
     49,950  Florida Public Utilities Co.                            586,912
      6,000  MGE Energy Inc.                                         212,820
        800  Pardee Resources Co. Inc.                               178,800
     95,200  Progress Energy Inc., CVO+ (a)                           31,416
                                                                ------------
                                                                   1,103,198
                                                                ------------
             ENERGY AND UTILITIES: NATURAL GAS -- 2.3%
      5,700  Chesapeake Utilities Corp.                              181,545
     30,000  Corning Natural Gas Corp.+                              503,250
      2,000  EnergySouth Inc.                                        116,000
      1,000  Evergreen Energy Inc.+                                    2,230
     31,200  PetroCorp Escrow Shares+ (a)                              1,872
     16,000  RGC Resources Inc.                                      484,000
      5,600  U.S. Energy Corp.                                        23,800
                                                                ------------
                                                                   1,312,697
                                                                ------------
             ENERGY AND UTILITIES: SERVICES -- 1.5%
     10,000  Acergy SA, ADR                                          219,700
        950  Covanta Holding Corp.+                                   26,277
     53,000  RPC Inc.                                                620,630
                                                                ------------
                                                                     866,607
                                                                ------------
             ENERGY AND UTILITIES: WATER -- 1.2%
      4,500  Artesian Resources Corp., Cl. A                          85,050
      1,500  BIW Ltd.                                                 35,400
      2,500  California Water Service Group                           92,550
      4,000  Consolidated Water Co. Ltd.                             100,760
      5,700  Middlesex Water Co.                                     108,015
      8,000  SJW Corp.                                               277,360
                                                                ------------
                                                                     699,135
                                                                ------------
             ENTERTAINMENT -- 1.8%
     12,500  Canterbury Park Holding Corp.                           150,000
      1,802  Chestnut Hill Ventures+ (a)                              50,733
     34,000  Dover Motorsports Inc.                                  222,700
     21,000  Jetix Europe NV                                         561,867
        800  LodgeNet Entertainment Corp.+                            13,952
      5,000  Triple Crown Media Inc.+                                 23,650
                                                                ------------
                                                                   1,022,902
                                                                ------------
             ENVIRONMENTAL CONTROL -- 0.1%
     10,000  BioteQ Environmental Technologies Inc.+                  41,542
                                                                ------------
             EQUIPMENT AND SUPPLIES -- 7.3%
    130,800  Baldwin Technology Co. Inc., Cl. A+                     617,376
     15,000  Capstone Turbine Corp.+                                  24,450
     21,500  Cherokee International Corp.+                            43,860
     14,000  Core Molding Technologies Inc.+                          98,980
      6,100  Fedders Corp.+                                               12
      1,000  Genoil Inc.+                                                557
     10,000  Gerber Scientific Inc.+                                 108,000
      8,500  Gildemeister AG                                         229,908
      4,000  GrafTech International Ltd.+                             71,000
     40,000  Industrial Distribution Group Inc.+                     458,000
     20,000  L.S. Starrett Co., Cl. A                                338,200
     20,000  Maezawa Kyuso Industries Co. Ltd.                       367,006
      9,000  Mine Safety Appliances Co.                              466,830
     13,600  SL Industries Inc.+                                     273,632
      1,000  SRS Labs Inc.+                                            5,350
      5,000  The Eastern Co.                                          91,700
    170,000  TransAct Technologies Inc.+                             814,300
      9,000  Vicor Corp.                                             140,310
        500  Watts Water Technologies Inc., Cl. A                     14,900
                                                                ------------
                                                                   4,164,371
                                                                ------------
             FINANCIAL SERVICES -- 11.1%
      1,000  Bank of Florida Corp.+                                   11,500
     16,100  Berkshire Bancorp Inc.                                  257,761
         75  Burke & Herbert Bank and Trust Co.                       96,450
     26,000  Crazy Woman Creek Bancorp Inc.                          549,250
    182,000  Epoch Holding Corp.                                   2,730,000
         20  Farmers & Merchants Bank of Long Beach                  132,000
      6,000  Fidelity Southern Corp.                                  55,980
     30,300  Flushing Financial Corp.                                486,315
      3,500  Gateway Financial Holdings Inc.                          41,755
         10  Guaranty Corp., Cl. A+                                  160,250
     40,000  Integrity Mutual Funds Inc.+                             27,600
     70,000  Ladenburg Thalmann Financial Services Inc.+             148,400
      2,000  Nara Bancorp Inc.                                        23,340
     11,055  New York Community Bancorp Inc.                         194,347
      5,197  Northrim BanCorp Inc.                                   110,800
      3,100  Oritani Financial Corp.+                                 38,130
      6,400  Parish National Corp.                                   460,800
      9,167  Patriot National Bancorp Inc.                           146,397
      5,000  Provident New York Bancorp                               64,600
      1,000  Seacoast Banking Corp. of Florida                        10,280
        116  Sunwest Bank+                                           326,250
     19,000  SWS Group Inc.                                          240,730
      1,000  TIB Financial Corp.                                       8,520
      3,200  Wilshire Bancorp Inc.                                    25,120
                                                                ------------
                                                                   6,346,575
                                                                ------------
             FOOD AND BEVERAGE -- 1.6%
      3,300  Boston Beer Co. Inc., Cl. A+                            124,245
      4,000  Genesee Corp., Cl. A+                                         0
     30,100  Genesee Corp., Cl. B+                                         0
        200  Hanover Foods Corp., Cl. A+                              21,325
      2,000  J & J Snack Foods Corp.                                  62,560
     30,000  Lifeway Foods Inc.+                                     354,900
     14,000  MGP Ingredients Inc.                                    131,880
      6,000  Rock Field Co. Ltd.                                      86,577
        600  Scheid Vineyards Inc., Cl. A+                            22,200
      1,000  The Inventure Group Inc.+                                 2,230
      6,000  The Steak n Shake Co.+                                   65,400
      4,600  Willamette Valley Vineyards Inc.+                        29,440
                                                                ------------
                                                                     900,757
                                                                ------------
             HEALTH CARE -- 8.6%
     21,000  AFP Imaging Corp.+                                       13,650
      2,000  Alpharma Inc., Cl. A+                                    40,300
     13,000  Animal Health International Inc.+                       159,900
     50,000  BioLase Technology Inc.+                                118,000
     10,000  Boiron SA                                               268,725
      1,000  Bruker BioSciences Corp.+                                13,300
     21,000  Continucare Corp.+                                       56,700
     96,000  Del Global Technologies Corp.+                          278,400
      4,000  DexCom Inc.+                                             35,320
      1,000  Elite Pharmaceuticals Inc., Cl. A+ (a)                    2,160
     10,000  Exactech Inc.+                                          207,500
     22,000  Heska Corp.+                                             40,260
      8,000  I-Flow Corp.+                                           126,240
      1,000  ICU Medical Inc.+                                        36,010
      5,000  Inverness Medical Innovations Inc.+                     280,900
     10,000  Langer Inc.+                                             25,700
     30,000  Lifecore Biomedical Inc.+                               433,500
     30,000  Matrixx Initiatives Inc.+                               417,300
     10,000  Monogram Biosciences Inc.+                               14,500
     21,000  Neogen Corp.+                                           557,550
      2,500  NMT Medical Inc.+                                        14,050
      5,000  Opko Health Inc.+                                        14,250
      1,000  Orthofix International NV+                               57,970
      6,000  Pain Therapeutics Inc.+                                  63,600
      9,900  Possis Medical Inc.+                                    144,342
     10,000  PreMD Inc.+                                              12,800
     20,000  Quidel Corp.+                                           389,400
     34,975  Regeneration Technologies Inc.+                         303,583
        400  Sirona Dental Systems Inc.+                              13,392
     66,000  Sonic Innovations Inc.+                                 509,520
      1,000  ThermoGenesis Corp.+                                      1,580
      2,000  Tutogen Medical Inc.+                                    20,640
     16,000  United-Guardian Inc.                                    166,560
      3,000  Young Innovations Inc.                                   71,730
                                                                ------------
                                                                   4,909,332
                                                                ------------
             HOTELS AND GAMING -- 1.6%
      1,200  Cloverleaf Kennel Club, Cl. A+                            3,300
      4,000  Dover Downs Gaming & Entertainment Inc.                  45,000
      2,000  Florida Gaming Corp.+                                    43,000
      8,500  Multimedia Games Inc.+                                   70,890
     21,100  Sonesta International Hotels Corp., Cl. A               738,500
                                                                ------------
                                                                     900,690
                                                                ------------
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 1.6%
     82,000  Cavalier Homes Inc.+                                    159,900
      9,000  Cavco Industries Inc.+                                  304,560
      9,000  Nobility Homes Inc.                                     164,250
     12,000  Palm Harbor Homes Inc.+                                 126,600
      5,000  Skyline Corp.                                           146,750
                                                                ------------
                                                                     902,060
                                                                ------------
             METALS AND MINING -- 0.1%
    615,000  Royal Oak Mines Inc.+                                         0
      4,000  Uranium Resources Inc.+                                  49,920
                                                                ------------
                                                                      49,920
                                                                ------------
             MUTUAL FUNDS -- 0.8%
     27,000  MVC Capital Inc.                                        435,780
                                                                ------------
             PAPER AND FOREST PRODUCTS -- 0.3%
        700  Keweenaw Land Association Ltd.                          172,553
                                                                ------------
             PUBLISHING -- 0.2%
     14,001  PRIMEDIA Inc.                                           119,009
                                                                ------------
             REAL ESTATE -- 1.7%
      4,200  Bresler & Reiner Inc.                                   119,700
      6,000  Capital Properties Inc., Cl. A                          142,500
     15,900  Griffin Land & Nurseries Inc.                           580,350
      3,000  Gyrodyne Co. of America Inc.                            127,080
        400  Holobeam Inc.+                                           12,600
      2,508  Royalty LLC+ (a)(b)                                       4,685
                                                                ------------
                                                                     986,915
                                                                ------------
             RESTAURANTS -- 0.5%
     17,000  Nathan's Famous Inc.+                                   296,990
                                                                ------------
             RETAIL -- 0.6%
      4,000  Bowlin Travel Centers Inc.+                               7,400
     16,000  CoolBrands International Inc.+                           14,590
     10,000  Movado Group Inc.                                       252,900
      1,400  Village Super Market Inc., Cl. A                         71,246
                                                                ------------
                                                                     346,136
                                                                ------------
             SPECIALTY CHEMICALS -- 2.9%
    267,226  General Chemical Group Inc.+                              2,405
     30,000  Hawkins Inc.                                            450,000
      1,000  KMG Chemicals Inc.                                       14,460
     55,000  Omnova Solutions Inc.+                                  242,550
     70,000  Zep Inc.+                                               970,900
                                                                ------------
                                                                   1,680,315
                                                                ------------
             TELECOMMUNICATIONS -- 3.3%
      1,000  Ambient Corp.+                                               29
      1,000  Applied Signal Technology Inc.                           13,580
     24,000  D&E Communications Inc.                                 346,800
      2,000  Electronic Systems Technology Inc.                        1,620
     19,000  HickoryTech Corp.                                       177,840
         80  Horizon Telecom Inc., Cl. A                              10,360
        350  Horizon Telecom Inc., Cl. B                              33,250
      1,400  Lexcom Inc., Cl. B, Non-Voting+                          79,275
     31,000  New Ulm Telecom Inc.                                    371,380
      5,000  North Pittsburgh Systems Inc. (a)                       113,450
     10,000  PNV Inc.+                                                    15
      2,000  Preformed Line Products Co.                             119,000
     18,000  Shenandoah Telecommunications Co.                       431,640
     33,000  Sycamore Networks Inc.+                                 126,720
        152  Telecorp Escrow Shares                                        0
      2,305  Virgin Media Inc.                                        39,508
                                                                ------------
                                                                   1,864,467
                                                                ------------
             TRANSPORTATION -- 0.2%
      7,500  Providence and Worcester Railroad Co.                   125,400
                                                                ------------
             WIRELESS COMMUNICATIONS -- 0.7%
      9,000  Rural Cellular Corp., Cl. A+                            396,810
                                                                ------------
             TOTAL COMMON STOCKS                                  43,586,369
                                                                ------------
             PREFERRED STOCKS -- 1.1%
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.1%
     16,000  Jungheinrich AG Pfd.                                    625,291
                                                                ------------
             CONVERTIBLE PREFERRED STOCKS -- 0.1%
             BUSINESS SERVICES -- 0.0%
        150  Interep National Radio Sales Inc.,
               4.000% Cv. Pfd., Ser. A+ (a)(b)(c)                        300
                                                                ------------
             FOOD AND BEVERAGE -- 0.1%
      2,400  Seneca Foods Corp., Cv. Pfd., Ser. 2003+                 56,340
                                                                ------------
             TOTAL CONVERTIBLE PREFERRED STOCKS                       56,640
                                                                ------------
             WARRANTS -- 0.1%
             BROADCASTING -- 0.0%
         64  Granite Broadcasting Corp.,
               Ser. A, expire 06/04/12+                                   63
         64  Granite Broadcasting Corp.,
               Ser. B, expire 06/04/12+                                   64
                                                                ------------
                                                                         127
                                                                ------------
             BUSINESS SERVICES -- 0.0%
      1,666  Avalon Digital Marketing Systems Inc.,
               expire 11/11/11+ (a)(b)                                     0
                                                                ------------
             DIVERSIFIED INDUSTRIAL -- 0.0%
      3,780  WHX Corp., expire 02/28/08+                                 189
                                                                ------------
             ENERGY AND UTILITIES: ELECTRIC -- 0.1%
      1,680  British Energy Group plc, expire 01/17/10+               14,464
     15,000  Corning Natural Gas Corp., expire 08/17/11+              45,375
                                                                ------------
                                                                      59,839
                                                                ------------
             TOTAL WARRANTS                                           60,155
                                                                ------------

 PRINCIPAL
  AMOUNT
 -------
             U.S. GOVERNMENT OBLIGATIONS -- 22.4%
$12,888,000  U.S. Treasury Bills,
               2.828% to 4.030%++, 01/03/08 to 06/12/08           12,814,145
                                                                ------------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $46,812,001)                               $ 57,142,600
                                                                ============
             Aggregate book cost                                $ 46,812,001
                                                                ============
             Gross unrealized appreciation                      $ 14,688,031
             Gross unrealized depreciation                        (4,357,432)
                                                                ------------
             Net unrealized appreciation (depreciation)         $ 10,330,599
                                                                ============
---------------
 (a) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At December 31, 2007, the market value of fair valued securities amounted to 230,116 or 0.40% of total investments.
 (b) At December 31, 2007, the Fund held investments in restricted and illiquid securities amounting to $4,985 or 0.01% of total investments, which were valued under methods approved by the Board as follows:
 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the market value of Rule 144A securities amounted to $300 or 0.00% of total investments.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 CVO Contingent Value Obligation

               See accompanying notes to schedule of investments.

GAMCO WESTWOOD EQUITY FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2007 (UNAUDITED)
================================================================================
                                                                   MARKET
     SHARES                                                         VALUE
     ------                                                        ------
             COMMON STOCKS -- 100.0%
             AVIATION: PARTS AND SERVICES -- 2.6%
     64,300  United Technologies Corp.                          $  4,921,522
                                                                ------------
             BANKING -- 8.2%
    104,600  Bank of America Corp.                                 4,315,796
    137,133  Citigroup Inc.                                        4,037,195
     50,200  Comerica Inc.                                         2,185,206
    109,884  JPMorgan Chase & Co.                                  4,796,437
                                                                ------------
                                                                  15,334,634
                                                                ------------
             BUSINESS SERVICES -- 6.2%
    134,800  Accenture Ltd., Cl. A                                 4,856,844
     97,400  Automatic Data Processing Inc.                        4,337,222
     11,500  MasterCard Inc., Cl. A                                2,474,800
                                                                ------------
                                                                  11,668,866
                                                                ------------
             COMMUNICATIONS EQUIPMENT -- 1.6%
    112,500  Cisco Systems Inc.+                                   3,045,375
                                                                ------------
             COMPUTER HARDWARE -- 2.5%
     44,400  International Business Machines Corp.                 4,799,640
                                                                ------------
             COMPUTER SOFTWARE AND SERVICES -- 5.4%
    138,100  Microsoft Corp.                                       4,916,360
    233,200  Oracle Corp.+                                         5,265,656
                                                                ------------
                                                                  10,182,016
                                                                ------------
             CONSUMER PRODUCTS -- 7.6%
     65,580  Altria Group Inc.                                     4,956,537
     61,500  Colgate-Palmolive Co.                                 4,794,540
     70,200  NIKE Inc., Cl. B                                      4,509,648
                                                                ------------
                                                                  14,260,725
                                                                ------------
             DIVERSIFIED INDUSTRIAL -- 5.2%
    130,200  General Electric Co.                                  4,826,514
     35,700  ITT Corp.                                             2,357,628
     35,300  Textron Inc.                                          2,516,890
                                                                ------------
                                                                   9,701,032
                                                                ------------
             ELECTRONICS -- 1.3%
     28,000  MEMC Electronic Materials Inc.+                       2,477,720
                                                                ------------
             ENERGY AND UTILITIES: INTEGRATED -- 9.9%
    101,800  Dominion Resources Inc.                               4,830,410
     56,100  Exelon Corp.                                          4,580,004
     83,400  McDermott International Inc.+                         4,923,102
    101,500  PG&E Corp.                                            4,373,635
                                                                ------------
                                                                  18,707,151
                                                                ------------
             ENERGY: NATURAL GAS -- 1.4%
     23,606  Apache Corp.                                          2,538,589
                                                                ------------
             ENERGY: OIL -- 12.2%
     54,300  ConocoPhillips                                        4,794,690
     52,000  Exxon Mobil Corp.                                     4,871,880
     81,400  Marathon Oil Corp.                                    4,954,004
     63,735  Murphy Oil Corp.                                      5,407,277
     37,010  Occidental Petroleum Corp.                            2,849,400
                                                                ------------
                                                                  22,877,251
                                                                ------------
             ENTERTAINMENT -- 2.6%
    153,200  The Walt Disney Co.                                   4,945,296
                                                                ------------
             FINANCIAL SERVICES -- 13.6%
     84,600  American Express Co.                                  4,400,892
     78,300  American International Group Inc.                     4,564,890
     33,600  Arch Capital Group Ltd.+                              2,363,760
     19,200  Franklin Resources Inc.                               2,197,056
     51,600  Hartford Financial Services Group Inc.                4,499,004
     56,900  Lazard Ltd., Cl. A                                    2,314,692
    105,800  The Bank of New York Mellon Corp.                     5,158,808
                                                                ------------
                                                                  25,499,102
                                                                ------------
             FOOD AND BEVERAGE -- 1.3%
     42,500  General Mills Inc.                                    2,422,500
                                                                ------------
             HEALTH CARE -- 4.9%
     68,900  Johnson & Johnson                                     4,595,630
    202,900  Pfizer Inc.                                           4,611,917
                                                                ------------
                                                                   9,207,547
                                                                ------------
             METALS AND MINING -- 3.8%
     27,200  Allegheny Technologies Inc.                           2,350,080
     47,000  Freeport-McMoRan Copper & Gold Inc.                   4,814,680
                                                                ------------
                                                                   7,164,760
                                                                ------------
             RETAIL -- 3.4%
    109,900  CVS Caremark Corp.                                    4,368,525
     78,200  Macy's Inc.                                           2,023,034
                                                                ------------
                                                                   6,391,559
                                                                ------------
             TELECOMMUNICATIONS -- 5.1%
    119,800  AT&T Inc.                                             4,978,888
    107,104  Verizon Communications Inc.                           4,679,374
                                                                ------------
                                                                   9,658,262
                                                                ------------
             TRANSPORTATION -- 1.2%
     84,100  Eagle Bulk Shipping Inc.                              2,232,855
                                                                ------------
             TOTAL COMMON STOCKS                                 188,036,402
                                                                ------------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $160,013,619)                              $188,036,402
                                                                ============
             Aggregate book cost                                $160,013,619
                                                                ============
             Gross unrealized appreciation                      $ 33,884,618
             Gross unrealized depreciation                        (5,861,835)
                                                                ------------
             Net unrealized appreciation (depreciation)         $ 28,022,783
                                                                ============
------------------
 + Non-income producing security.

               See accompanying notes to schedule of investments.

GAMCO WESTWOOD BALANCED FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2007 (UNAUDITED)
================================================================================
                                                                   MARKET
     SHARES                                                         VALUE
     ------                                                        ------
             COMMON STOCKS -- 61.3%
             AVIATION: PARTS AND SERVICES -- 1.7%
     35,000  United Technologies Corp.                          $  2,678,900
                                                                ------------
             BANKING -- 5.2%
     53,800  Bank of America Corp.                                 2,219,788
     71,533  Citigroup Inc.                                        2,105,932
     24,500  Comerica Inc.                                         1,066,485
     56,896  JPMorgan Chase & Co.                                  2,483,510
                                                                ------------
                                                                   7,875,715
                                                                ------------
             BUSINESS SERVICES -- 3.9%
     66,500  Accenture Ltd., Cl. A                                 2,395,995
     52,900  Automatic Data Processing Inc.                        2,355,637
      5,700  MasterCard Inc., Cl. A                                1,226,640
                                                                ------------
                                                                   5,978,272
                                                                ------------
             COMMUNICATIONS EQUIPMENT -- 1.0%
     56,000  Cisco Systems Inc.+                                   1,515,920
                                                                ------------
             COMPUTER HARDWARE -- 1.7%
     23,500  International Business Machines Corp.                 2,540,350
                                                                ------------
             COMPUTER SOFTWARE AND SERVICES -- 3.3%
     68,200  Microsoft Corp.                                       2,427,920
    114,480  Oracle Corp.+                                         2,584,958
                                                                ------------
                                                                   5,012,878
                                                                ------------
             CONSUMER PRODUCTS -- 4.6%
     31,020  Altria Group Inc.                                     2,344,492
     29,400  Colgate-Palmolive Co.                                 2,292,024
     37,100  NIKE Inc., Cl. B                                      2,383,304
                                                                ------------
                                                                   7,019,820
                                                                ------------
             DIVERSIFIED INDUSTRIAL -- 3.2%
     66,000  General Electric Co.                                  2,446,620
     18,590  ITT Corp.                                             1,227,684
     16,600  Textron Inc.                                          1,183,580
                                                                ------------
                                                                   4,857,884
                                                                ------------
             ELECTRONICS -- 0.8%
     13,100  MEMC Electronic Materials Inc.+                       1,159,219
                                                                ------------
             ENERGY: INTEGRATED -- 4.7%
     26,700  ConocoPhillips                                        2,357,610
     51,000  Dominion Resources Inc.                               2,419,950
     40,500  McDermott International Inc.+                         2,390,715
                                                                ------------
                                                                   7,168,275
                                                                ------------
             ENERGY: NATURAL GAS -- 0.8%
     11,855  Apache Corp.                                          1,274,887
                                                                ------------
             ENERGY: OIL -- 5.9%
     25,600  Exxon Mobil Corp.                                     2,398,464
     40,130  Marathon Oil Corp.                                    2,442,312
     32,086  Murphy Oil Corp.                                      2,722,176
     18,200  Occidental Petroleum Corp.                            1,401,218
                                                                ------------
                                                                   8,964,170
                                                                ------------
             ENTERTAINMENT -- 1.5%
     72,100  The Walt Disney Co.                                   2,327,388
                                                                ------------
             FINANCIAL SERVICES -- 8.2%
     41,700  American Express Co.                                  2,169,234
     38,600  American International Group Inc.                     2,250,380
     16,000  Arch Capital Group Ltd.+                              1,125,600
      9,400  Franklin Resources Inc.                               1,075,642
     24,700  Hartford Financial Services Group Inc.                2,153,593
     29,400  Lazard Ltd., Cl. A                                    1,195,992
     51,800  The Bank of New York Mellon Corp.                     2,525,768
                                                                ------------
                                                                  12,496,209
                                                                ------------
             FOOD AND BEVERAGE -- 0.8%
     20,800  General Mills Inc.                                    1,185,600
                                                                ------------
             HEALTH CARE -- 3.0%
     34,600  Johnson & Johnson                                     2,307,820
    100,500  Pfizer Inc.                                           2,284,365
                                                                ------------
                                                                   4,592,185
                                                                ------------
             METALS AND MINING -- 2.3%
     13,800  Allegheny Technologies Inc.                           1,192,320
     22,900  Freeport-McMoRan Copper & Gold Inc.                   2,345,876
                                                                ------------
                                                                   3,538,196
                                                                ------------
             RETAIL -- 2.1%
     55,200  CVS Caremark Corp.                                    2,194,200
     38,370  Macy's Inc.                                             992,632
                                                                ------------
                                                                   3,186,832
                                                                ------------
             TELECOMMUNICATIONS -- 3.0%
     56,500  AT&T Inc.                                             2,348,140
     52,718  Verizon Communications Inc.                           2,303,249
                                                                ------------
                                                                   4,651,389
                                                                ------------
             TRANSPORTATION -- 0.7%
     41,200  Eagle Bulk Shipping Inc.                              1,093,860
                                                                ------------
             UTILITIES -- 2.9%
     27,400  Exelon Corp.                                          2,236,936
     51,900  PG&E Corp.                                            2,236,371
                                                                ------------
                                                                   4,473,307
                                                                ------------
             TOTAL COMMON STOCKS                                  93,591,256
                                                                ------------

    PRINCIPAL
     AMOUNT
    -------
             CORPORATE BONDS -- 10.2%
             BANKING -- 1.6%
 $1,250,000  Bank of America Corp.,
               5.375%, 06/15/14                                    1,264,683
  1,125,000  Citigroup Inc.,
               6.500%, 01/18/11                                    1,175,545
                                                                ------------
                                                                   2,440,228
                                                                ------------
             BROKERAGE -- 1.0%
  1,450,000  The Goldman Sachs Group Inc.,
               6.650%, 05/15/09                                    1,489,563
                                                                ------------
             COMPUTER HARDWARE -- 1.1%
    750,000  Hewlett-Packard Co.,
               3.625%, 03/15/08                                      748,292
    950,000  International Business Machines Corp.,
               5.700%, 09/14/17                                      983,900
                                                                ------------
                                                                   1,732,192
                                                                ------------
             DIVERSIFIED INDUSTRIAL -- 0.8%
  1,200,000  General Electric Co.,
               5.000%, 02/01/13                                    1,216,619
                                                                ------------
             ENERGY: NATURAL GAS -- 0.7%
  1,000,000  Apache Corp.,
               5.250%, 04/15/13                                    1,024,727
                                                                ------------
             ENERGY: OIL -- 1.9%
  1,000,000  Anadarko Petroleum Corp.,
               5.391%, 09/15/09 (a)                                  984,922
  1,000,000  Chevron Canada Funding Co.,
               3.375%, 02/15/08                                      997,813
  1,005,000  Occidental Petroleum Corp., MTN,
               4.250%, 03/15/10                                      999,923
                                                                ------------
                                                                   2,982,658
                                                                ------------
             FOOD AND BEVERAGE -- 0.6%
    950,000  Anheuser-Busch Cos. Inc.,
               4.375%, 01/15/13                                      931,743
                                                                ------------
             RETAIL -- 0.9%
  1,250,000  Wal-Mart Stores Inc.,
               6.875%, 08/10/09                                    1,306,891
                                                                ------------
             TELECOMMUNICATIONS -- 1.0%
  1,460,000  Verizon Communications Inc.,
               Insured by MBIA Inc.,
               6.460%, 04/15/08                                    1,472,220
                                                                ------------
             TRANSPORTATION -- 0.6%
  1,000,000  Burlington Northern Santa Fe Corp., Deb.,
               5.650%, 05/01/17                                      995,975
                                                                ------------
             TOTAL CORPORATE BONDS                                15,592,816
                                                                ------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 15.0%
             FEDERAL HOME LOAN BANK  -- 3.0%
  1,500,000   5.125%, 06/18/08                                     1,504,465
  1,500,000   4.625%, 11/21/08                                     1,506,915
  1,500,000   5.375%, 05/18/16                                     1,608,027
                                                                ------------
                                                                   4,619,407
                                                                ------------
             FEDERAL HOME LOAN MORTGAGE CORP. -- 6.0%
  1,100,000   4.252%++, 01/10/08                                   1,098,978
  1,500,000   4.250%, 07/15/09                                     1,514,642
  1,500,000   4.750%, 12/08/10                                     1,546,576
  1,250,000   5.125%, 07/15/12                                     1,315,219
  2,000,000   5.000%, 07/15/14                                     2,102,312
  1,500,000   5.250%, 04/18/16                                     1,594,383
                                                                ------------
                                                                   9,172,110
                                                                ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.0%
  1,500,000   4.625%, 01/15/08                                     1,499,876
  1,250,000   3.250%, 02/15/09                                     1,241,249
  1,600,000   4.250%, 05/15/09                                     1,612,062
  1,500,000   4.250%, 08/15/10                                     1,524,585
  1,500,000   5.375%, 11/15/11                                     1,586,706
  1,500,000   5.000%, 04/15/15                                     1,576,115
                                                                ------------
                                                                   9,040,593
                                                                ------------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS             22,832,110
                                                                ------------
             U.S. GOVERNMENT OBLIGATIONS -- 13.5%
             U.S. TREASURY BILLS -- 1.0%
  1,500,000  U.S. Treasury Bill, 4.011%++, 03/20/08                1,489,795
                                                                ------------
             U.S. TREASURY INFLATION INDEXED NOTES -- 1.1%
  1,500,000    0.875%, 04/15/10                                    1,649,281
                                                                ------------
             U.S. TREASURY NOTES -- 11.4%
  1,500,000   4.375%, 01/31/08                                     1,500,500
  2,000,000   3.375%, 02/15/08                                     1,997,656
  1,500,000   4.875%, 04/30/08                                     1,507,736
  1,500,000   4.875%, 08/31/08                                     1,513,595
  2,000,000   3.375%, 12/15/08                                     2,003,126
  1,250,000   4.875%, 02/15/12                                     1,326,368
  2,250,000   4.750%, 05/15/14                                     2,393,262
  1,500,000   4.000%, 02/15/15                                     1,521,681
  2,000,000   4.250%, 08/15/15                                     2,053,438
  1,500,000   5.125%, 05/15/16                                     1,623,985
                                                                ------------
                                                                  17,441,347
                                                                ------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS                    20,580,423
                                                                ------------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $137,835,525)                              $152,596,605
                                                                ============
             Aggregate book cost                                $137,835,525
                                                                ============
             Gross unrealized appreciation                      $ 17,697,577
             Gross unrealized depreciation                        (2,936,497)
                                                                ------------
             Net unrealized appreciation (depreciation)         $ 14,761,080
                                                                ============
--------------
(a) Floating rate security. The rate disclosed is that in effect at December 31, 2007.
 +  Non-income producing security.
++  Represents annualized yield at date of purchase.
MTN Medium Term Note

               See accompanying notes to schedule of investments.

GAMCO WESTWOOD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2007 (UNAUDITED)
================================================================================
    PRINCIPAL                                                      MARKET
     AMOUNT                                                         VALUE
     ------                                                        ------
             CORPORATE BONDS -- 41.9%
             BANKING -- 5.0%
   $300,000  Bank of America Corp.,
              5.375%, 06/15/14                                  $    303,524
    225,000  Citigroup Inc.,6.500%, 01/18/11                         235,109
                                                                ------------
                                                                     538,633
                                                                ------------
             COMPUTER HARDWARE -- 5.0%
    325,000  Hewlett-Packard Co.,
               3.625%, 03/15/08                                      324,260
    200,000  International Business Machines Corp.,
               5.700%, 09/14/17                                      207,137
                                                                ------------
                                                                     531,397
                                                                ------------
             DIVERSIFIED INDUSTRIAL -- 2.4%
    250,000  General Electric Co.,
               5.000%, 02/01/13                                      253,462
                                                                ------------
             ENERGY AND UTILITIES: NATURAL GAS -- 1.9%
    200,000  Apache Corp.,
               5.250%, 04/15/13                                      204,945
                                                                ------------
             ENERGY AND UTILITIES: OIL -- 6.1%
    200,000  Anadarko Petroleum Corp.,
               5.391%, 09/15/09 (a)                                  196,984
    225,000  Chevron Canada Funding Co.,
               3.375%, 02/15/08                                      225,045
    225,000  Occidental Petroleum Corp., MTN,
               4.250%, 03/15/10                                      223,863
                                                                ------------
                                                                     645,892
                                                                ------------
             FINANCIAL SERVICES -- 14.1%
    200,000  American Express Credit Corp., MTN,
               5.188%, 06/16/11 (a)                                  194,807
    260,000  International Bank for
               Reconstruction & Development,
               8.625%, 10/15/16                                      339,708
    275,000  Merrill Lynch & Co. Inc., MTN, Series C,
               5.000%, 01/15/15                                      259,708
    200,000  SLM Corp.,
               5.450%, 04/25/11                                      184,185
    225,000  The Bear Stearns Co. Inc.,
               2.875%, 07/02/08                                      221,387
    300,000  The Goldman Sachs Group Inc.,
               6.650%, 05/15/09                                      308,185
                                                                ------------
                                                                   1,507,980
                                                                ------------
             FOOD AND BEVERAGE -- 2.3%
    250,000  Anheuser-Busch Cos. Inc.,
               4.375%, 01/15/13                                      245,196
                                                                ------------
             RETAIL -- 2.0%
    200,000  Wal-Mart Stores Inc.,
               6.875%, 08/10/09                                      209,103
                                                                ------------
             TELECOMMUNICATIONS -- 1.2%
    125,000  Verizon Communications Inc.,
               Insured by MBIA Inc.,
               6.460%, 04/15/08                                      126,046
                                                                ------------
             TRANSPORTATION -- 1.9%
    200,000  Burlington Northern Santa Fe Corp., Deb.,
               5.650%, 05/01/17                                      199,195
                                                                ------------
             TOTAL CORPORATE BONDS                                 4,461,849
                                                                ------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 27.0%
             FEDERAL HOME LOAN BANK -- 4.2%
    175,000   3.875%, 01/15/10                                       176,143
    250,000   5.375%, 05/18/16                                       268,004
                                                                ------------
                                                                     444,147
                                                                ------------
             FEDERAL HOME LOAN MORTGAGE CORP. -- 7.1%
    250,000   4.252%++, 01/10/08                                     249,768
    250,000   3.625%, 09/15/08                                       248,944
    250,000   5.125%, 07/15/12                                       263,044
                                                                ------------
                                                                     761,756
                                                                ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 8.9%
    250,000   4.250%, 05/15/09                                       251,885
    250,000   4.250%, 08/15/10                                       254,097
    175,000   5.375%, 11/15/11                                       185,116
    129,188  Pool #745122,
              5.500%, 09/01/20                                       131,017
    125,697  Pool #255554,
              5.500%, 01/01/35                                       125,723
                                                                ------------
                                                                     947,838
                                                                ------------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 6.8%
      8,117  Pool #580871,
              6.500%, 12/15/31                                         8,417
     78,623  Pool #562288,
              6.000%, 12/15/33                                        80,606
    135,324  Pool #604946,
              5.500%, 01/15/34                                       136,374
    116,927  Pool #604970,
              5.500%, 01/15/34                                       117,834
    161,634  Pool #003747,
              5.000%, 08/20/35                                       157,954
    223,754  Pool #550728,
              5.500%, 11/15/35                                       225,493
                                                                ------------
                                                                     726,678
                                                                ------------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS              2,880,419
                                                                ------------
             U.S. GOVERNMENT OBLIGATIONS -- 31.1%
             U.S. TREASURY BILLS -- 2.8%
    300,000  U.S. Treasury Bill, 3.374%++, 05/22/08                  296,170
                                                                ------------
             U.S. TREASURY BONDS -- 11.0%
    250,000   7.125%, 02/15/23                                       322,695
    300,000   6.125%, 11/15/27                                       363,399
    275,000   5.500%, 08/15/28                                       311,481
    150,000   5.375%, 02/15/31                                       169,043
                                                                ------------
                                                                   1,166,618
                                                                ------------
             U.S. TREASURY INFLATION INDEXED NOTES -- 2.8%
    275,000   0.875%, 04/15/10                                       302,368
                                                                ------------
             U.S. TREASURY NOTES -- 14.5%
    275,000   4.375%, 01/31/08                                       275,092
    200,000   4.875%, 05/31/08                                       201,281
    200,000   4.875%, 08/31/08                                       201,812
    275,000   4.750%, 05/15/14                                       292,510
    300,000   4.250%, 08/15/15                                       308,016
    250,000   5.125%, 05/15/16                                       270,664
                                                                ------------
                                                                   1,549,375
                                                                ------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS                     3,314,531
                                                                ------------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $10,503,476)                               $ 10,656,799
                                                                ============
             Aggregate book cost                                $ 10,503,476
                                                                ============
             Gross unrealized appreciation                      $    216,353
             Gross unrealized depreciation                           (63,030)
                                                                ------------
             Net unrealized appreciation (depreciation)         $    153,323
                                                                ============
----------------
(a) Floating rate security. The rate disclosed is that in effect at December
    31, 2007.
++  Represents annualized yield at date of purchase.
MTN Medium Term Note

               See accompanying notes to schedule of investments.

GAMCO WESTWOOD SMALLCAP EQUITY FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2007 (UNAUDITED)
================================================================================
                                                                   MARKET
     SHARES                                                         VALUE
     ------                                                        ------
             COMMON STOCKS -- 96.1%
             AEROSPACE -- 5.0%
      4,500  Moog Inc., Cl. A+                                  $    206,145
      5,100  Teledyne Technologies Inc.+                             271,983
                                                                ------------
                                                                     478,128
                                                                ------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.6%
      9,494  Noble International Ltd.                                154,847
                                                                ------------
             BUSINESS SERVICES -- 12.3%
      6,369  Deluxe Corp.                                            209,476
     21,193  Edgewater Technology Inc.+                              154,709
      8,266  Intermec Inc.+                                          167,883
      4,800  Macquarie Infrastucture Co. LLC                         194,544
      3,500  The Brink's Co.                                         209,090
      4,400  URS Corp.+                                              239,052
                                                                ------------
                                                                   1,174,754
                                                                ------------
             COMPUTER SOFTWARE AND SERVICES -- 10.3%
      2,300  Hurco Cos. Inc.+                                        100,395
     19,700  Lawson Software Inc.+                                   201,728
      6,500  ManTech International Corp., Cl. A+                     284,830
      7,400  SI International Inc.+                                  203,278
     22,318  Tier Technologies Inc., Cl. B+                          189,703
                                                                ------------
                                                                     979,934
                                                                ------------
             CONSUMER PRODUCTS -- 7.9%
      6,600  Alberto-Culver Co.                                      161,964
     14,971  Kimball International Inc., Cl. B                       205,103
      5,111  Steinway Musical Instruments Inc.                       140,910
      6,900  The Warnaco Group Inc.+                                 240,120
                                                                ------------
                                                                     748,097
                                                                ------------
             DIVERSIFIED INDUSTRIAL -- 10.0%
      9,907  Griffon Corp.+                                          123,342
     14,000  Hawk Corp., Cl. A+                                      252,280
      5,400  Kennametal Inc.                                         204,444
     38,223  Magnetek Inc.+                                          163,595
      3,043  Texas Industries Inc.                                   213,314
                                                                ------------
                                                                     956,975
                                                                ------------
             ELECTRONICS -- 2.1%
      6,806  LeCroy Corp.+                                            65,406
      5,200  OSI Systems Inc.+                                       137,644
                                                                ------------
                                                                     203,050
                                                                ------------
             ENERGY AND UTILITIES -- 3.9%
      4,500  ALLETE Inc.                                             178,110
      5,700  Oil States International Inc.+                          194,484
                                                                ------------
                                                                     372,594
                                                                ------------
             EQUIPMENT AND SUPPLIES -- 3.8%
      5,500  Northwest Pipe Co.+                                     215,270
      3,250  Tennant Co.                                             143,942
                                                                ------------
                                                                     359,212
                                                                ------------
             FINANCIAL SERVICES -- 8.7%
      7,200  Boston Private Financial Holdings Inc.                  194,976
      5,408  Hilb Rogal & Hobbs Co.                                  219,403
      4,950  KBW Inc.+                                               126,670
      6,700  Sterling Financial Corp.                                112,493
      3,400  Stifel Financial Corp.+                                 178,738
                                                                ------------
                                                                     832,280
                                                                ------------
             FOOD AND BEVERAGE -- 5.3%
     19,000  Del Monte Foods Co.                                     179,740
      5,100  J & J Snack Foods Corp.                                 159,528
     19,438  Triarc Cos. Inc., Cl. A                                 169,694
                                                                ------------
                                                                     508,962
                                                                ------------
             HEALTH CARE -- 10.7%
     18,900  Five Star Quality Care Inc.+                            156,870
      6,850  K-V Pharmaceutical Co., Cl. A+                          195,499
     16,882  Lifecore Biomedical Inc.+                               243,945
      4,000  SurModics Inc.+                                         217,080
      5,000  West Pharmaceutical Services Inc.                       202,950
                                                                ------------
                                                                   1,016,344
                                                                ------------
             HOTELS AND GAMING -- 4.0%
     11,200  Marcus Corp.                                            173,040
      3,700  Orient-Express Hotels Ltd., Cl. A                       212,824
                                                                ------------
                                                                     385,864
                                                                ------------
             REAL ESTATE INVESTMENT TRUSTS -- 0.7%
      4,700  Lexington Realty Trust                                   68,338
                                                                ------------
             SPECIALTY CHEMICALS -- 6.6%
      4,270  FMC Corp.                                               232,928
      6,975  H.B. Fuller Co.                                         156,589
      4,310  NewMarket Corp.                                         240,024
                                                                ------------
                                                                     629,541
                                                                ------------
             TELECOMMUNICATIONS -- 3.2%
     14,076  General Communication Inc., Cl. A+                      123,165
      9,900  HickoryTech Corp.                                        92,664
     10,000  Radyne Corp.+                                            92,000
                                                                ------------
                                                                     307,829
                                                                ------------
             TOTAL COMMON STOCKS                                   9,176,749
                                                                ------------
   PRINCIPAL
    AMOUNT
   -------
             U.S. GOVERNMENT OBLIGATIONS -- 3.9%
   $375,000  U.S. Treasury Bills, 2.487% to 2.869%++,
               01/17/08 to 03/13/08                                  373,386
                                                                ------------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $9,096,597)                                $  9,550,135
                                                                ============
             Aggregate book cost                                $  9,096,597
                                                                ============
             Gross unrealized appreciation                      $  1,111,446
             Gross unrealized depreciation                          (657,908)
                                                                ------------
             Net unrealized appreciation (depreciation)         $    453,538
                                                                ============
----------------
+  Non-income producing security.
++ Represents annualized yield at date of purchase.


               See accompanying notes to schedule of investments.

GAMCO WESTWOOD INCOME FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2007 (UNAUDITED)
================================================================================
                                                                   MARKET
     SHARES                                                         VALUE
     ------                                                        ------
             COMMON STOCKS -- 54.9%
             BANKING -- 5.7%
     10,000  Bank of America Corp.                              $    412,600
      9,000  Citigroup Inc.                                          264,960
                                                                ------------
                                                                     677,560
                                                                ------------
             BUSINESS SERVICES -- 5.3%
      9,200  Macquarie Infrastucture Co. LLC                         372,876
      7,000  Paychex Inc.                                            253,540
                                                                ------------
                                                                     626,416
                                                                ------------
             COMPUTER SOFTWARE AND SERVICES -- 2.1%
      7,000  Microsoft Corp.                                         249,200
                                                                ------------
             DIVERSIFIED INDUSTRIAL -- 2.2%
      7,000  General Electric Co.                                    259,490
                                                                ------------
             ELECTRONICS -- 1.3%
      6,000  Intel Corp.                                             159,960
                                                                ------------
             ENERGY AND UTILITIES: INTEGRATED -- 2.4%
      1,000  BP plc, ADR                                              73,170
      4,000  Integrys Energy Group Inc.                              206,760
                                                                ------------
                                                                     279,930
                                                                ------------
             ENERGY AND UTILITIES: NATURAL GAS -- 1.9%
      8,500  Spectra Energy Corp.                                    219,470
                                                                ------------
             ENERGY AND UTILITIES: OIL -- 4.1%
        600  BreitBurn Energy Partners LP                             17,340
      2,000  Chevron Corp.                                           186,660
      3,000  ConocoPhillips                                          264,900
        363  Exterran Partners LP                                     11,649
                                                                ------------
                                                                     480,549
                                                                ------------
             ENERGY AND UTILITIES: SERVICES -- 2.6%
      8,000  Halliburton Co.                                         303,280
                                                                ------------
             FINANCIAL SERVICES -- 11.9%
      5,000  AllianceBernstein Holding LP                            376,250
      4,000  Federal National Mortgage Association                   159,920
      7,000  H&R Block Inc.                                          129,990
      3,000  HSBC Holdings plc, ADR                                  251,130
     11,000  U.S. Bancorp                                            349,140
      3,000  Valley National Bancorp                                  57,180
      3,000  Wells Fargo & Co.                                        90,570
                                                                ------------
                                                                   1,414,180
                                                                ------------
             FOOD AND BEVERAGE -- 5.3%
      6,000  ConAgra Foods Inc.                                      142,740
      4,761  General Mills Inc.                                      271,377
      6,500  Kraft Foods Inc., Cl. A                                 212,095
                                                                ------------
                                                                     626,212
                                                                ------------
             HEALTH CARE -- 4.0%
     15,000  Pfizer Inc.                                             340,950
      3,000  Wyeth                                                   132,570
                                                                ------------
                                                                     473,520
                                                                ------------
             METALS AND MINING -- 0.2%
      1,000  Penn Virginia Resource Partners LP                       24,570
                                                                ------------
             RETAIL -- 1.1%
      5,000  The Home Depot Inc.                                     134,700
                                                                ------------
             SPECIALTY CHEMICALS -- 1.5%
      4,000  E.I. du Pont de Nemours & Co.                           176,360
                                                                ------------
             TELECOMMUNICATIONS -- 2.9%
      8,000  Verizon Communications Inc.                             349,520
                                                                ------------
             TRANSPORTATION -- 0.4%
      1,500  Teekay LNG Partners LP                                   44,505
                                                                ------------
             TOTAL COMMON STOCKS                                   6,499,422
                                                                ------------
             PREFERRED STOCKS -- 9.7%
             BROADCASTING -- 1.6%
      9,000  CBS Corp., 7.250% Pfd.                                  194,670
                                                                ------------
             FINANCIAL SERVICES -- 8.1%
     12,000  Bank One Capital Trust VI, 7.200% Pfd.                  279,600
      6,000  Federal National Mortgage Association,
               7.000% Pfd., Ser. O (a)                               278,063
     11,300  General Electric Capital Corp., 5.875% Pfd.             262,273
      5,900  Wells Fargo Capital Trust IV, 7.000% Pfd.               136,290
                                                                ------------
                                                                     956,226
                                                                ------------
             TOTAL PREFERRED STOCKS                                1,150,896
                                                                ------------
             CONVERTIBLE PREFERRED STOCKS -- 4.6%
             ENERGY AND UTILITIES: INTEGRATED -- 3.1%
      5,100  Entergy Corp., 7.625% Cv. Pfd.                          365,925
                                                                ------------
             FINANCIAL SERVICES -- 1.5%
        500  Alleghany Corp., 5.750% Cv. Pfd.                        181,500
                                                                ------------
             TOTAL CONVERTIBLE PREFERRED STOCKS                      547,425
                                                                ------------
   PRINCIPAL
     AMOUNT
    -------
             CORPORATE BONDS -- 5.8%
             ENERGY AND UTILITIES: OIL -- 2.5%
   $300,000  Anadarko Petroleum Corp.,
               5.391%, 09/15/09 (a)                                  295,477
                                                                ------------
             FINANCIAL SERVICES -- 2.1%
    250,000  American Express Credit Corp., MTN,
               5.188%, 06/16/11 (a)                                  243,508
                                                                ------------
             METALS AND MINING -- 1.2%
    140,000  Freeport-McMoRan Copper & Gold Inc.,
               8.394%, 04/01/15 (a)                                  142,450
                                                                ------------
             TOTAL CORPORATE BONDS                                   681,435
                                                                ------------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.8%
             FEDERAL HOME LOAN BANK -- 10.6%
    375,000    4.625%, 01/18/08                                      374,917
    325,000    5.125%, 06/18/08                                      325,968
    550,000    4.625%, 11/21/08                                      552,535
                                                                ------------
                                                                   1,253,420
                                                                ------------
             FEDERAL HOME LOAN MORTGAGE CORP. -- 4.2%
    500,000    3.625%, 09/15/08                                      497,889
                                                                ------------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS              1,751,309
                                                                ------------
             U.S. GOVERNMENT OBLIGATIONS -- 10.2%
             U.S. TREASURY BILLS -- 10.2%
  1,205,000  U.S. Treasury Bills, 2.828% to 3.188%++,
               01/03/08 to 03/27/08                                1,202,920
                                                                ------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS                     1,202,920
                                                                ------------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $12,432,699)                               $ 11,833,407
                                                                ============
             Aggregate book cost                                $ 12,432,699
                                                                ============
             Gross unrealized appreciation                      $    317,575
             Gross unrealized depreciation                          (916,867)
                                                                ------------
             Net unrealized appreciation (depreciation)         $   (599,292)
                                                                ============
-------------------
(a) Floating rate security. The rate disclosed is that in effect at December
    31, 2007.
 ++ Represents annualized yield at date of purchase.
ADR American Depository Receipt
MTN Medium Term Note

               See accompanying notes to schedule of investments.

GAMCO WESTWOOD FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Adviser, Inc. (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

2. TAX INFORMATION. The following summarizes capital loss carryforwards and expiration dates for each Fund at September 30, 2007:


    EXPIRING IN           MIGHTY         EQUITY     BALANCED    INTERMEDIATE     SMALLCAP EQUITY   INCOME
    FISCAL YEAR       MITES(SM) FUND      FUND       FUND         BOND FUND            FUND          FUND
  ----------------- ------------------ --------- ------------ ----------------- ------------------ ----------
        2010                   -             -           -               -         $ 1,997,993           -
        2011                   -             -           -               -           4,845,486           -
        2012                   -             -           -               -                   -           -
        2013                   -             -           -               -                   -           -
        2014                   -             -           -         $ 3,903                   -           -
        2015                   -             -           -          13,018                   -           -


ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO Westwood Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date   02/29/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date   02/29/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date   02/29/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.